Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 0	$ 0	$ 0	$ 0
Increase in operating loss carryforwards			7,170,000
Operating loss carryforwards			$ 56,083,000	48,913,000
Operating loss carryforwards, latest expiration year			2033
Operating loss carryforwards, expiration date			various years through 2033
Net deferred tax asset recognized			$ 0	$ 0
Change period for unrecognized tax benefits			12 months